Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents	$ 1,008,355	$ 2,783,719
Accounts receivable	161,233	143,429
Inventory, net	216,609	242,630
Current portion of mortgage note receivable	39,061	39,061
Prepaid insurance and services	71,151	137,069
Prepaid clinical expenses	591,676	612,161
Total current assets	2,088,085	3,958,069
FURNITURE AND EQUIPMENT, NET	60,437	13,546
RIGHT-TO-USE LEASE ASSET, NET	42,515	51,017
MORTGAGE NOTE RECEIVABLE, LESS CURRENT PORTION	71,264	90,596
TOTAL ASSETS	2,262,301	4,113,228
CURRENT LIABILITIES
Current portion of lease liability	16,968	16,385
Current portion of long-term debt	60,879
Accounts payable and accrued expenses	3,979,395	3,124,735
Total current liabilities	4,057,242	3,141,120
LONG-TERM LIABILITIES
Long-term lease liability, less current portion	27,453	36,126
Long-term debt, less current portion	97,645
Total long-term liabilities	125,098	36,126
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock, par value $.0001 per share, 500,000,000 shares authorized, 141,671,462 and 121,564,990 shares issued and outstanding, at June 30, 2020 and December 31, 2019	14,155	12,155
Preferred stock, par value $.0001 per share, 5,000,000 shares authorized
Additional paid-in capital	28,012,423	26,044,060
Accumulated deficit	(29,946,617)	(25,120,233)
Total stockholders' equity (deficit)	(1,920,039)	935,982
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 2,262,301	$ 4,113,228